Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share
Schedule of basic earnings per share

	Six Months Ended June 30,
	2026	2025
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Net income attributable to the Company (US$’000)	15,928	454,954
Basic earnings per share attributable to the Company (US$ per share)	0.02	0.53

Schedule of diluted earnings per share

	Six Months Ended June 30,
	2026	2025
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Effect of share options and LTIP awards	7,098,996	15,525,788
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,869,494	872,564,513
Net income attributable to the Company (US$’000)	15,928	454,954
Diluted earnings per share attributable to the Company (US$ per share)	0.02	0.52